Financial instruments - Hedging Activities (Details) - Foreign currency translation risk	Dec. 31, 2017 $ / £ € / £ $ / £	Dec. 31, 2016 $ / £ € / £ $ / £
Sales hedges | U.S. dollar
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Contract totals	17.1	27.6
Sales hedges | Euros
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Contract totals | € / £	27.5	39.4
Sales hedges | Australian dollar
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Contract totals	2.8	2.9
Exchange rates	1.7667	1.7237
Sales hedges | Minimum | U.S. dollar
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Exchange rates	1.2433	1.2310
Sales hedges | Minimum | Euros
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Exchange rates | € / £	1.0949	1.0951
Sales hedges | Maximum | U.S. dollar
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Exchange rates	1.3444	1.5638
Sales hedges | Maximum | Euros
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Exchange rates | € / £	1.1803	1.4200
Purchase hedges | U.S. dollar
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Contract totals	12.5	25.7
Purchase hedges | Euros
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Contract totals | € / £	0.1	2.5
Exchange rates | € / £	1.1804
Purchase hedges | Australian dollar
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Contract totals		1.7
Purchase hedges | Minimum | U.S. dollar
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Exchange rates	1.2414	1.2311
Purchase hedges | Minimum | Euros
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Exchange rates | € / £		1.1121
Purchase hedges | Maximum | U.S. dollar
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Exchange rates	1.3389	1.5618
Purchase hedges | Maximum | Euros
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Exchange rates | € / £		1.1804